Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities

(24) Commitments and Contingent Liabilities

Advantest is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Advantest’s consolidated financial position, results of operations, or cash flows.

Advantest entered into a contract to purchase land in Cheonan City, Korea for a new plant in the amount of ¥1,362 million on March 30, 2012 and paid the full amount on April 23, 2012. In addition, outstanding commitments for the purchase of property, plant and equipment totaled ¥78 million and for the purchase of parts and raw materials totaled ¥2,330 million at March 31, 2012.

Advantest maintains a commitment line agreement with a number of banks and pays commitment fees as consideration in order to secure a financing source for business operations. The commitment agreement term ends in March 2015, and the unused availability under this agreement as of March 31, 2012 amounted to ¥10,000 million.